ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Accounts payable	$ 539	$ 929
Accruals	909	529
Trade and other current payables	$ 1,448	$ 1,458